CAPITAL STRUCTURE - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended
	Nov. 19, 2018	Oct. 22, 2018	Nov. 30, 2018	Oct. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Capital Structure [Line Items]
Ordinary shares, authorized				2,000,000,000
Ordinary shares, authorized value				$ 200
Ordinary Shares [Member]
Capital Structure [Line Items]
Ordinary shares, authorized							200,000
Ordinary shares, par value							$ 1
Ordinary shares, issued							18,127.94
American Depository Shares [Member]
Capital Structure [Line Items]
Ordinary shares	4,312,500		4,312,500
American Depository Shares [Member] | IPO [Member]
Capital Structure [Line Items]
Ordinary shares		28,750,000
Class A Ordinary Shares [Member]
Capital Structure [Line Items]
Ordinary shares, authorized				1,927,488,240	1,927,488,240	1,927,488,240
Ordinary shares, par value				$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, issued					241,818,016	241,818,016	181,279,400
Ordinary shares	17,250,000	115,800,376	17,250,000
Gross proceeds from shares	$ 53,906	$ 361,876
Offering expenses		$ 16,573
Ordinary shares, outstanding					241,818,016	241,818,016
Class A Ordinary Shares [Member] | IPO [Member]
Capital Structure [Line Items]
Ordinary shares, par value		$ 0.0001
Ordinary shares		115,000,000
Class A Ordinary Shares [Member] | MCO Cotai Investments Limited [Member]
Capital Structure [Line Items]
Percentage of ownership				60.00%
Reclassification of ordinary shares				108,767,640
Class A Ordinary Shares [Member] | Melco International [Member] | Private Placement [Member]
Capital Structure [Line Items]
Ordinary shares		800,376
Class B Ordinary Shares [Member]
Capital Structure [Line Items]
Ordinary shares, authorized				72,511,760	72,511,760	72,511,760
Ordinary shares, par value				$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, issued					72,511,760	72,511,760
Ordinary shares, outstanding					72,511,760	72,511,760
Class B Ordinary Shares [Member] | New Cotai, LLC [Member]
Capital Structure [Line Items]
Percentage of ownership				40.00%
Reclassification of ordinary shares				72,511,760